Summary Prospectus September 28, 2018 PNC Small Cap Fund Class A – PPCAX Class C – PPCCX Class I – PPCIX
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.pncfunds.com. You may also obtain this information at no additional cost by calling 1-800-622-FUND (3863) or by sending an e-mail request to pncfundfulfillment@pnc.com. The Fund’s Prospectus and Statement of Additional Information, both dated September 28, 2018, and as supplemented from time to time, are incorporated by reference into this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.pncfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-622-FUND (3863) or by sending an e-mail request to pncfundfulfillment@pnc.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-622-FUND (3863) or send an email request to pncfundfulfillment@pnc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 147 and in the “Additional Purchase and Redemption Information” section of the Fund’s Statement of Additional Information on page 64.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%[1]	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%[2]	1.00%[3]	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
		Class A		Class C		Class I
Management Fees		0.90%		0.90%		0.90%
Distribution (12b-1) Fees		0.03%[4,5]		0.75%		None
Other Expenses		0.42%		0.42%		0.17%
Shareholder Servicing Fees	0.25%		0.25%		None
Other	0.17%		0.17%		0.17%
Total Annual Fund Operating Expenses		1.35%		2.07%		1.07%
Fee Waiver and Expense Reimbursement[6]		0.08%		0.08%		0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[6]		1.27%		1.99%		0.99%
[1]	A sales charge is not charged on purchases of Class A Shares in the amount of $1,000,000 or more.
[2]	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
[3]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months of the date of purchase.
[4]	Expense information has been restated to reflect current fees.
[5]	The Fund may reimburse expenses incurred by PNC Funds Distributor, LLC (the “Underwriter”) up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees (the “Board”) has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 28, 2019, at which time the Board will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time.
[6]	PNC Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 1.27%, 1.99%, and 0.99% for Class A, Class C, and Class I Shares, respectively, excluding

Summary Prospectus	PNC Small Cap Fund
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certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, and dividend expenses related to short sales. This expense limitation continues through September 28, 2019, at which time the Adviser will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived, or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage expense limitation that was in effect (i) at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund or (ii) at the time of the reimbursement by the Fund. Any recoupment of fees waived or expenses reimbursed would be subject to the terms of any expense limitation agreement in place at the time of the recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, or Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$961	$1,270	$2,146
Class C Shares	$302	$641	$1,106	$2,394
Class I Shares	$101	$332	$582	$1,298
For Class C Shares, you would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$202	$641	$1,106	$2,394
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of U.S. small-cap companies including, for example, those with market capitalizations between $100 million and $3 billion at the time of purchase. The Fund also considers a small-cap company as one whose market capitalization at the time of purchase falls approximately (i) within the market capitalization range of companies in the Russell 2000® Index or (ii) below the average, for the past three years, of the highest-market capitalization company within the Russell 2000® Index as of December 31.
Stocks include, for example, common stocks, preferred stocks, and American Depositary Receipts. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.
PNC Capital Advisors, LLC’s (the “Adviser”) investment process for the Fund is to invest in securities of companies based on, among other things, the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses on Cash Flow Return on Investment (“CFROI®”)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, across different market capitalizations, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.
In addition, as part of its screening process, the Adviser looks for companies that, in the Adviser’s view, have management with an understanding of how to create value for shareholders, including through their ability to deploy capital; are market leaders with respect to the product or service they provide; and are a part of a strong, growing industry. The Adviser may sell a security when, for example, CFROI® flattens or declines, or when market price equals or exceeds the Adviser’s cash flow value “target.” However, none of the sell characteristics are automatic.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small-cap companies. The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund invests primarily in domestic equity securities.
The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.
Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume

[1]	CFROI is a registered trademark of CSFB Holt.
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Summary Prospectus	PNC Small Cap Fund

and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.
Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.
Issuer Risk. The value of the Fund’s investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.
Management and Operational Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s net asset value (“NAV”) or processing redemptions.
Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. Markets may, in response to governmental actions or intervention, political, economic, or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.
Small Company Risk. Small-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to dispose of small-capitalization company stocks, which can reduce their values or the prices at which they may be sold to the Fund.
Value Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class A, Class C, and Class I Shares compare with those of one or more broad measures of market performance. The bar chart shows changes in the performance of the Fund’s Class I Shares and does not reflect the deduction of any sales charges applicable to Class A and Class C Shares. If sales charges applicable to Class A and Class C Shares had been reflected, the returns would be less than those shown below. The performance of Class A or Class C Shares will also differ from that of Class I Shares due to differences in expenses. The returns in the “Average Annual Total Returns” table reflect the deduction of any applicable sales charges. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863).
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Summary Prospectus	PNC Small Cap Fund

Calendar Year Total Returns
Best Quarter	21.50%	(6/30/09)
Worst Quarter	-25.41%	(12/31/08)
The Fund’s year-to-date total return for Class I Shares through June 30, 2018 was 4.92%.
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class I Shares
Returns Before Taxes	9.97%	13.30%	9.21%
Returns After Taxes on Distributions[1]	7.55%	12.55%	8.84%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	7.65%	10.64%	7.56%
Class A Shares
Returns Before Taxes	3.63%	11.71%	8.28%
Class C Shares
Returns Before Taxes	7.87%	12.19%	8.13%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	14.65%	14.12%	8.71%
[1]	After-tax returns are shown for Class I Shares only. After-tax returns for Class A and Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distribution and sale of Fund Shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund.
Portfolio Managers
Name	Years as Member of Fund’s Portfolio Management Team	Title
M. Jed Ellerbroek, Jr., CFA	10	Senior Analyst
James E. Mineman	14	Managing Director
Peter A. Roy, CFA	14	Managing Director
Lisa A. Teter	14	Senior Analyst
Brian J. Reynolds	5	Senior Analyst
IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
You may purchase or redeem (sell) Fund shares by phone, mail, wire, or online on each day that the New York Stock Exchange (“NYSE”) is open. Shares cannot be purchased by wire transactions on days when banks are closed. Please refer to the share classes shown in the section entitled “Fund Fees and Expenses” for a list of the share classes available for purchase from a Fund.
By Phone, Wire, or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the Funds, you should contact PNC Funds by phone at 1-800-622-FUND (3863).
By Mail: write to PNC Funds c/o The Bank of New York Mellon, P.O. Box 9795, Providence, RI 02940-9795.
By Internet: www.pncfunds.com.
Minimum Initial Investments:
•	In general, the Fund’s minimum initial investment is $1,000 for Class A and Class C Shares.
•	If purchasing Class A and Class C Shares through a Planned Investment Program (“PIP”), the minimum initial investment of $1,000 is waived as long as the minimum systematic purchase is $100[1].
•	There is no minimum investment amount for Class I Shares, except as described in the section of the statutory prospectus entitled “Purchasing, Exchanging, and Redeeming Fund Shares.”
Minimum Subsequent Investments:
•	The minimum subsequent investment amount for Class A and Class C Shares, including when shares are purchased through PIP, is $100[1].
•	For Class I Shares, there is no minimum subsequent investment amount.
The initial and subsequent investment minimums may be reduced or waived in some cases.

[1]	Prior to September 28, 2017, PIPs were subject to initial and subsequent investment minimums of $50. PIP accounts established prior to that date will continue to be subject to the lower investment minimums.
Tax Information
A Fund’s distributions generally will be taxed to you as ordinary income or capital gains if you hold shares in a taxable account. If you are invested in a Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, you generally will not be subject to tax on Fund distributions so long as your Fund shares remain in the arrangement, but you may be taxed upon your withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict
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Summary Prospectus	PNC Small Cap Fund

of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.
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Summary Prospectus	PNC Small Cap Fund

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PNC Funds
P.O. Box 9795
Providence, RI 02940-9795
SUM-EQSC-0918